General and administration (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Statement [Line Items]
Professional fees	$ 271,029
Amortization	2,331,934		$ 1,844,018
Total General and Administration Cost	4,968,405		4,851,663
ZHEJIANG TIANLAN
Statement [Line Items]
Corporate administration	1,325,743,000		1,397,608,000
Nasdaq listing costs	143,767,000		358,314,000
Professional fees	713,475		440,576
Salaries and benefits	2,487,218,000		2,471,626,000
Director fees	114,663		0
Amortization	$ 183,539		183,539
Total General and Administration Cost		¥ 4,968,405	$ 4,851,663,000